CHANGES IN ACCOUNTING POLICIES - Narrative (Details) $ in Millions	Apr. 01, 2019 CAD ($)
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Right-of-use assets	$ 230
Lease liabilities	$ 260